Subsequent Events (Details) - July 31, 2018 [Member] - Security Purchase Agreements [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2018 ILS (₪) shares	Jun. 30, 2018 USD ($) shares
Subsequent Events (Textual)
Private placement purchase shares	11,125,000	11,125,000
Private placement purchase price	₪ 4,561,250	$ 1,250